Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of plan [Text Block]	Description of Plan
The following description of the Wells Fargo & Company 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document, as amended, for a more complete description of the Plan’s provisions.
(a)General
The Plan is a defined contribution plan with a 401(k) feature sponsored by Wells Fargo & Company (the “Company”, “Wells Fargo” or “Plan Sponsor”). The Plan includes a non-leveraged Employee Stock Ownership Plan (ESOP) component invested predominantly in shares of Company common stock through the Wells Fargo ESOP Fund.
All subsidiaries of the Company with U.S.-based employees are participating employers in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended, and the Internal Revenue Code (IRC), as amended.
The Plan Administrator is the Plan Sponsor’s Head of Human Resources (or the functional equivalent title of the most senior position in Human Resources), the Head of Total Rewards (or the functional equivalent title of the most senior position in Human Resources over compensation and benefit plans or programs other than the Head of Human Resources), and the Head of Benefits (or the functional equivalent title of the most senior position in Human Resources benefit plans and programs other than the Head of Human Resources and the Head of Total Rewards), each of whom may act individually or jointly as the Plan Administrator, or its authorized delegate. The Plan Administrator hired Empower Retirement, LLC to serve as the recordkeeper (“Recordkeeper”). Empower Trust Company, LLC is the Plan Trustee (“Trustee”).
(b)Eligibility
Employees eligible to participate in the Plan include regular and fixed term employees, flexible employees, and interns employed by a participating employer, who have completed one full calendar month of service and meet the minimum eligibility age of 18.
Employees, who satisfy the Plan’s eligibility requirements, become eligible to make salary deferral contributions on the first day of the month following one calendar month of service. Employees may be eligible to receive employer matching contributions and base contributions, after completion of one year of vesting service and satisfaction of other eligibility requirements.
(c)Contributions and Vesting
Each year, eligible participants may make salary deferral contributions, subject to certain limitations, from 1% to 50% of their certified compensation, as defined in the Plan. Salary deferral contributions are eligible to be matched by the Company after one year of service. Participants age 50 or older can make catch‑up salary deferral contributions each year in accordance with limits set by the Internal Revenue Service (IRS). Catch‑up contributions are generally not eligible for employer matching contributions. Participants are fully vested in their salary deferral contributions.
Employer contributions consist of two components: matching contributions and base contributions. To be eligible to receive these contributions, a participant must be employed on December 15 of the plan year, with certain exceptions. Termination of employment on or after normal retirement age, disability, and death are the three exceptions to the December 15 employment rule to be eligible for employer match and base contributions.
Matching contributions are equal to 100% of salary deferral contributions up to 6% of participant’s eligible certified compensation in the plan year and are paid at year-end. Matching contributions for eligible employees hired January 1, 2021 or after are subject to 3-year cliff vesting. Eligible employees hired prior to January 1, 2021 are 100% vested in their current and future matching contributions. Matching contributions are invested according to the participant’s investment elections on file on the date the matching contribution is made.
Base contributions are equal to 1% of an eligible participant’s certified compensation for the plan year. To be eligible to receive this contribution, a participant must have completed one year of service and the sum of the participant’s certified compensation and elective deferrals to the Wells Fargo & Company Deferred Compensation Plan for the plan year must be less than $75,000. Base contributions are subject to 3-year cliff vesting. Base contributions are invested in accordance with participants’ investment elections on file from their choice of the available investment options offered within the Plan, or the Plan’s qualified default investment alternative, if an election is not on file.
Plan participants may also elect to roll over distributions from a former employer’s qualified retirement plan or a qualified Individual Retirement Account (IRA) to the Plan.
(d)Investment Options
Salary deferral contributions, base contributions, and matching contributions are invested in accordance with each participant's investment elections on file from their choice of the available investment options offered within the Plan, or the Plan’s qualified default investment alternative, which is the age-appropriate target date fund, if an election is not on file.
The Plan document requires that Company common stock be offered as an available investment option to participants through the Wells Fargo ESOP Fund. Participants may elect to have dividends received on Company common stock in their vested accounts paid to them in cash or have the dividends automatically reinvested in additional shares of Company common stock.
Subject to the terms of the Plan document, the Employee Benefit Review Committee (the “Committee”) has discretion to select additional investment alternatives to be offered to participants. Under the terms of a trust agreement, between the Company and the Trustee, the Trustee manages the Plan’s assets in one or more funds (“Trust”) on behalf of the Plan, except to the extent the Trustee is directed by the Committee.
(e)Participant Accounts
Each participant’s Plan account is credited with the participant’s salary deferral contributions, any rollover contributions, the Company’s matching contributions and base contributions which are subject to investment gains and losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested Plan account. Each participant may elect to reallocate their Plan account balance, including all or a portion of the participant’s account that is invested in the Wells Fargo ESOP Fund.
Each participant is entitled to exercise rights attributable to the Company common stock allocated to his or her Plan account and is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee will vote all shares of Company common stock held in the Wells Fargo ESOP Fund in proportion to “votes” cast by participants.
(f)Payment of Benefits and Forfeitures
While employed, a participant may make withdrawals from his or her Plan account (as allowed under Plan provisions and IRS regulations). Certain restrictions associated with withdrawals, as described in the Plan, may be waived in the event a participant demonstrates financial hardship.
Upon termination of employment or disability (as defined by the Plan), a participant may elect to receive his or her vested Plan account balance as a lump sum, a partial lump sum distribution, or as periodic installment payments. Beneficiaries do not have the right to elect installment payments for distributions commencing on or after January 1, 2022. Prior to January 1, 2021, the option of installment payments was only available to participants who commenced installment payments prior to January 1, 2010. Certain participants with grandfathered benefits from plans merged into the Plan may also take their benefit as an annuity. Distributions from all funds are made in cash; however, a participant invested in the Company’s common stock may elect to receive shares of the Company’s common stock in-kind with the value of fractional shares paid in cash. Effective January 1, 2025, the Plan was amended and restated to (i) adopt disaster relief distributions in accordance with SECURE Act 2.0, and (ii) permit automatic rollover to an IRA for Plan participants who have a Plan account balance of $7,000 or less, following termination of employment, if the participant has not elected a lump sum or direct rollover.
When a participant terminates employment or becomes disabled, he or she is entitled to distribution of his or her total vested account balance. The nonvested portion is forfeited and serves to reduce future employer contributions, pay Plan administrative expenses, or make corrective adjustments to participants’ accounts. Forfeitures used to offset employer contributions were $8,788,290 for the year ended December 31, 2025. The forfeiture account balance was $0 for both years ended December 31, 2025 and 2024.
(g)Notes Receivable from Participants
Two types of loans are available to participants under the Plan: general purpose and principal residence. General purpose loans may be obtained for periods of up to 5 years. Principal residence loans are available only to finance the purchase or construction of the participant’s principal residence and may not exceed 20 years. Participants may have two loans outstanding at any time, one of which may be a principal residence loan. The maximum amount of any loan, when added to the balance outstanding on all other loans to the participant, may not exceed the lesser of (1) $50,000 reduced by the excess (if any) of (A) the highest outstanding balance of loans from the Plan to the participant during the one-year period ending on the day before the date on which the loan is made, over (B) the outstanding balance of loans from the Plan to the participant on the date on which the loan is made, or (2) one-half of the value of the participant’s vested account balance on the date on which the loan is made. The minimum principal amount for any loan is $500. The loan interest rate is 2% above the prime rate published in the Wall Street Journal on the origination date of the loan.
Repayments on loans are generally made through biweekly payroll deductions and are allocated to the participant’s account and invested according to the participant’s investment elections. Upon termination of employment from Wells Fargo, participants may pay off their loan in full or elect to continue to make loan payments directly to the 401(k) Plan. As of December 31, 2025 and 2024, interest rates ranged from 3.25% to 11.50% and loans mature through December 30, 2045 and December 31, 2044, respectively.